Accrued Expenses and Other (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued Expenses and Other – Accrued expenses and other are summarized as follows:

	As of
	March 31, 2024	December 31, 2023
General accrued expenses	$3,850	$5,551
Accrued payroll and related taxes	5,427	4,515
Accrued publisher expenses	4,765	7,596
Accrued interest	5,635	3,824
Liabilities in connection with acquisitions and dispositions	740	1,119
Assumed lease liability	1,379	1,328
Lease termination liability	4,518	4,481
Other accrued expenses	474	489
Total accrued expenses and other	$26,788	$28,903

Accrued expenses and other are summarized as follows:

	As of December 31,
	2023	2022
General accrued expenses	$6,486	$6,339
Accrued payroll and related taxes	5,448	5,221
Accrued publisher expenses	7,596	4,911
Accrued interest	3,824	-
Liabilities in connection with acquisitions and dispositions	1,119	1,123
Assumed lease liability	1,328	-
Lease termination liability	4,481	4,753
Other accrued expenses	489	755
Total accrued expenses and other	$30,771	$23,102